Selling General and Administrative	12 Months Ended
Dec. 31, 2013
Selling, General and Administrative [Abstract]
SELLING, GENERAL AND ADMINISTRATIVE
NOTE 9 – SELLING, GENERAL, AND ADMINISTRATIVE

	Year Ended
	December 31, 2013	December 31, 2012

Business development	$147,635	$1,150
Professional fees	116,029	500
Rent	45,450	1,862
Office expense	30,226	2,836
Management salaries	103,129	-
Selling, general, and administrative	$442,469	$6,348